Annual Fund Operating Expenses - Voya Target Retirement 2065 Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.13%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.83%
Waivers and Reimbursements	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.83%
Class I
Operating Expenses:
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.09%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.54%
Waivers and Reimbursements	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.54%
Class R
Operating Expenses:
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.13%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	1.08%
Waivers and Reimbursements	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.08%
Class R6
Operating Expenses:
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.52%
Waivers and Reimbursements	(0.03%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
Class T
Operating Expenses:
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.13%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.83%
Waivers and Reimbursements	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.83%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The adviser is contractually obligated to limit expenses to 0.89%, 0.64%, 1.14%, 0.49% and 0.89% for Class A, Class I, Class R, Class R6 and Class T shares, respectively, through October 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.